UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West American Century Growth Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Equity indices delivered solid returns for the year, despite some volatility. Mostly stimulative monetary policies by central banks and expectations of longer-term economic improvement, interspersed with concerns about weaker-than-expected global economic data and geopolitical conflicts, helped drive financial market returns. Plunging oil prices in the second half of 2014, triggered by surging U.S. output and weakening global demand, were a significant source of uneasiness. Despite the weakness of the global economy, U.S. economic data continued to improve. The dollar strengthened against most major currencies, especially the euro, heightening fears the European economy could fall into deflation. Concerns about eventual Federal Reserve moves to raise interest rates lingered in the background, but continued Federal Reserve reassurances largely calmed markets.

For the 12 months ending December 31, 2014, the Great-West American Century Growth Fund (Initial Class shares) returned 11.13%, lagging the performance of its benchmark, the Russell 1000® Growth Index, which returned 13.05%.

The Russell 1000® Growth Index was led by the health care sector, which returned nearly 29%, followed by the small utilities sector, information technology, and consumer staples. Energy declined sharply along with oil prices and was the only sector to post negative returns in the benchmark.

The Fund underperformed the benchmark due to stock selection, especially in health care, industrials, and financials. Stock decisions in materials, consumer staples, and consumer discretionary all aided relative results.

Computers and peripherals giant Apple was a notable detractor from performance compared with the benchmark. The Fund had some exposure to the stock, but less than the index, believing it is difficult for Apple to continue to rapidly improve earnings; nevertheless, the stock did well as a result of excitement around new product launches.

Electronics retailer Best Buy was a major detractor. The company reported much weaker-than-expected 2013 holiday sales amid a promotional sales environment that failed to drive higher industry demand. The promotions hit both the top line and margins, causing the company to miss earnings and lower future guidance.

North American energy exploration and production firms Concho Resources suffered from a slowdown in takeaway capacity as well as the continued decline in oil prices that affected the sector generally.

Las Vegas Sands underperformed due to poor performance from its Macau property as Chinese economic growth moderated and the staging of the World Cup negatively affected casino visits.

Gaming software maker Electronic Arts benefited from continued margin expansion and better-than-expected sales of new games. The company has been helped by the shift to digital downloads as the preferred method of distribution—a higher margin product than retail packaged goods—as well as growth in sports games for mobile users. New titles appear strong going forward.

Hotelier Marriott International enjoyed solid profit growth as room capacity and rates are attractive after years of little or no room growth in the industry.

Rail transportation company Union Pacific was another notable contributor to relative return. Because new sources of crude often don’t have a pipeline infrastructure to the coasts, rail has emerged as a necessary means of crude transport. Additionally, railroads are seeing sharp increases in volumes of sand used in fracturing. The stock did weaken later in the year as investors worried about declining oil transport volumes.

It was beneficial to have no exposure to International Business Machines, a component of the benchmark, which reported disappointing revenues and the departure of its CEO.

In the opinion of the investment team, stock selection—rather than sector allocation or market timing via the use of cash—is the most efficient means of generating superior risk-adjusted returns. As a result of this approach, the Fund’s sector and industry selection, as well as capitalization range allocations, are primarily due to identifying what the investment team believes to be superior individual securities.

As of December 31, 2014, the health care and industrials sectors represented the portfolio’s largest overweight positions. Materials, financials, and information technology were the largest underweight allocations.

In the health care sector, the managers favored health care equipment and supplies and pharmaceuticals companies. Medical device companies should see a better environment from higher utilization rates in the U.S. Pharmaceutical and biotechnology pipelines are robust, with ample clinical trial readouts, and recently launched products are materially additive.

At the other end of the spectrum, the underweight position in the materials sector is attributable in part to the managers’ decision to reduce the portfolio’s stake in the chemicals industry. The Fund has exposure to companies that are benefiting from consumer and nonresidential construction demand trends, but the Fund has no exposure to agricultural-related chemical companies due to a lower pricing environment for corn and is also underexposed to mining and packaging stocks due to weaker end markets.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Russell 1000 Growth Index
	10,000.00	10,000.00
2011*	9,866.00	10,080.00
2012	11,229.48	11,618.21
2013	14,530.45	15,508.55
2014	16,147.52	17,532.39

*For the period from June 16, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Initial Class	11.13%	14.50%

*Since inception on June 16, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	%of Fund Investments
Consumer, Non-cyclical	23.47%
Communications	15.83
Industrial	15.69
Technology	15.06
Consumer, Cyclical	13.88
Financial	8.31
Energy	3.97
Basic Materials	2.31
Short Term Investments	1.48
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14 – 12/31/14)

Actual	$1,000.00	$1,047.52	$5.12

Hypothetical (5% return before expenses)	$1,000.00	$1020.21	$5.05

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

COMMON STOCK
Basic Materials — 2.33%
26,351	PPG Industries Inc	$	6,091,034
18,230	Sherwin-Williams Co		4,795,219
33,780	United States Steel Corp		903,277

			11,789,530

Communications — 15.97%
20,521	Alliance Data Systems Corp (a)		5,870,032
179,324	Cisco Systems Inc		4,987,897
286,025	Comcast Corp Class A		16,592,310
102,836	Expedia Inc		8,778,081
150,586	Facebook Inc Class A (a)		11,748,720
11,576	Google Inc Class A (a)		6,142,920
8,964	LinkedIn Corp Class A (a)		2,059,120
142,599	Pandora Media Inc (a)		2,542,540
29,573	Scripps Networks Interactive Inc Class A		2,225,960
776,033	Sirius XM Holdings Inc (a)		2,716,116
42,702	Splunk Inc (a)		2,517,283
40,998	VeriSign Inc (a)(b)		2,336,886
96,350	Walt Disney Co		9,075,207
61,213	Yelp Inc (a)(b)		3,350,187

			80,943,259

Consumer, Cyclical — 13.99%
60,629	Alaska Air Group Inc		3,623,189
10,985	AutoZone Inc (a)		6,800,923
89,549	Bed Bath & Beyond Inc (a)		6,820,947
4,285	Chipotle Mexican Grill Inc (a)		2,933,125
104,626	CVS Health Corp		10,076,530
105,939	Gap Inc		4,461,091
46,071	Harley-Davidson Inc		3,036,540
110,238	Macy’s Inc		7,248,149
59,112	Marriott International Inc Class A		4,612,509
122,276	MGM Resorts International (a)		2,614,261
17,085	O’Reilly Automotive Inc (a)		3,290,913
48,953	Ross Stores Inc		4,614,310
107,987	TJX Cos Inc		7,405,748
32,456	WABCO Holdings Inc (a)		3,400,740

			70,938,975

Consumer, Non-cyclical — 23.67%
44,838	Alexion Pharmaceuticals Inc (a)		8,296,375
24,743	Biogen Idec Inc (a)		8,399,011
44,835	Cardinal Health Inc		3,619,530
54,414	Church & Dwight Co Inc		4,288,367
52,439	ConAgra Foods Inc		1,902,487
31,324	CR Bard Inc		5,219,205
67,730	DENTSPLY International Inc		3,607,977
15,152	Eli Lilly & Co		1,045,337
64,039	Estee Lauder Cos Inc Class A		4,879,772
74,975	Express Scripts Holding Co (a)		6,348,133
100,562	Gilead Sciences Inc (a)		9,478,974
39,032	Hershey Co		4,056,596
20,457	Illumina Inc (a)		3,775,953
41,673	Incyte Corp Ltd (a)		3,046,713

Shares			Fair Value

Consumer, Non-cyclical — (continued)
9,644	Intuitive Surgical Inc (a)	$	5,101,097
14,923	Jazz Pharmaceuticals PLC (a)		2,443,343
31,923	Kroger Co		2,049,776
49,398	Mead Johnson Nutrition Co Class A		4,966,475
35,342	Medtronic Inc		2,551,692
126,702	PepsiCo Inc		11,980,941
96,993	Philip Morris International Inc		7,900,080
40,790	Quest Diagnostics Inc		2,735,377
9,924	Regeneron Pharmaceuticals Inc (a)		4,071,321
99,594	Teva Pharmaceutical Industries Ltd Sponsored ADR		5,727,651
57,787	Zoetis Inc		2,486,575

			119,978,758

Energy — 4.00%
14,818	Concho Resources Inc (a)		1,478,096
134,281	Exxon Mobil Corp		12,414,278
26,411	National Oilwell Varco Inc		1,730,713
25,860	Occidental Petroleum Corp		2,084,575
36,096	Phillips 66		2,588,083

			20,295,745

Financial — 8.38%
94,128	Franklin Resources Inc		5,211,867
114,071	Invesco Ltd		4,508,086
65,603	SunTrust Banks Inc		2,748,766
83,538	Visa Inc Class A		21,903,663
148,196	Wells Fargo & Co		8,124,105

			42,496,487

Industrial — 15.83%
54,169	3M Co		8,901,050
102,231	Boeing Co		13,287,985
84,576	Caterpillar Inc		7,741,241
64,723	Generac Holdings Inc (a)(b)		3,026,448
57,887	Lockheed Martin Corp		11,147,300
9,086	Mettler-Toledo International Inc (a)		2,748,152
40,191	Parker Hannifin Corp		5,182,629
31,347	Raytheon Co		3,390,805
68,371	SBA Communications Corp Class A (a)		7,572,772
95,362	Union Pacific Corp		11,360,475
38,213	Wabtec Corp		3,320,328
22,688	Waters Corp (a)		2,557,391

			80,236,576

Technology — 15.19%
83,400	Altera Corp		3,080,796
232,415	Apple Inc		25,653,968
46,436	Cerner Corp (a)		3,002,552
79,758	Cognizant Technology Solutions Corp Class A (a)		4,200,056
70,204	Electronic Arts Inc (a)		3,300,641

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

Technology — (continued)
58,670	Fiserv Inc (a)	$	4,163,810
82,088	Intuit Inc		7,567,693
26,009	NetSuite Inc (a)(b)		2,839,402
201,838	Oracle Corp		9,076,655
131,408	QUALCOMM Inc		9,767,557
58,043	Teradata Corp (a)		2,535,318
42,229	Xilinx Inc		1,828,093

			77,016,541

TOTAL COMMON STOCK — 99.36%
(Cost $444,521,742)		$	503,695,871

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.49%
$1,794,176	Undivided interest of 2.07% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $1,794,176 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (c)		1,794,176

1,794,176	Undivided interest of 2.14% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $1,794,176 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (c)		1,794,176

Principal Amount			Fair Value

Repurchase Agreements — (continued)

$1,794,176	Undivided interest of 3.74% in a repurchase agreement (principal amount/value $47,965,088 with a maturity value of $47,965,275) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 12/31/14 to be repurchased at $1,794,176 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 6/1/17 - 12/20/44, with a value of $48,924,390. (c)	$	1,794,176

377,704	Undivided interest of 36.03% in a repurchase agreement (principal amount/value $1,048,264 with a maturity value of $1,048,267) with RBC Capital Markets Corp, 0.06%, dated 12/31/14 to be repurchased at $377,704 on 1/2/15 collateralized by U.S. Treasury securities, 0.00% - 6.25%, 2/15/15 - 11/15/44, with a value of $1,069,230. (c)		377,704

1,794,176	Undivided interest of 6.98% in a repurchase agreement (principal amount/value $25,682,308 with a maturity value of $25,682,394) with HSBC Securities (USA) Inc, 0.06%, dated 12/31/14 to be repurchased at $1,794,176 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 1/15/15 - 7/15/32, with a value of $26,196,014. (c)		1,794,176

TOTAL SHORT TERM INVESTMENTS — 1.49%
(Cost $7,554,408)		$	7,554,408

TOTAL INVESTMENTS — 100.85%
(Cost $452,076,150)		$	511,250,279

OTHER ASSETS & LIABILITIES, NET — (0.85)%		$	(4,320,092)

TOTAL NET ASSETS — 100.00%		$	506,930,187

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of December 31, 2014

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2014.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West American Century Growth Fund

ASSETS:
Investments in securities, fair value (including $7,370,614 of securities on loan)(a)	$503,695,871
Repurchase agreements, fair value(b)	7,554,408
Cash	3,677,169
Subscriptions receivable	410,125
Receivable for investments sold	2,545,159
Dividends receivable	524,078

Total Assets	518,406,810

LIABILITIES:
Payable to investment adviser	466,910
Payable upon return of securities loaned	7,554,408
Redemptions payable	1,530,324
Payable for investments purchased	1,924,981

Total Liabilities	11,476,623

NET ASSETS	$506,930,187

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,517,459
Paid-in capital in excess of par	431,050,736
Net unrealized appreciation	59,174,129
Accumulated net realized gain	12,187,863

NET ASSETS	$506,930,187

CAPITAL STOCK:
Authorized	80,000,000
Issued and Outstanding	45,174,595

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.22

(a) Cost of investments	$444,521,742
(b) Cost of repurchase agreements	$7,554,408

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West American Century Growth Fund

INVESTMENT INCOME:
Interest	$271
Income from securities lending	17,503
Dividends	6,604,488
Foreign withholding tax	(14,793)

Total Income	6,607,469

EXPENSES:
Management fees	5,071,924

Total Expenses	5,071,924

NET INVESTMENT INCOME	1,535,545

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	95,196,864
Net realized gain on futures contracts	432,599

Net Realized Gain	95,629,463

Net change in unrealized depreciation on investments	(42,240,085)

Net Realized and Unrealized Gain	53,389,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,924,923

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West American Century Growth Fund

OPERATIONS:
Net investment income	$1,535,545	$2,447,940
Net realized gain	95,629,463	65,386,034
Net change in unrealized appreciation (depreciation)	(42,240,085)	58,341,499

Net Increase in Net Assets Resulting from Operations	54,924,923	126,175,473

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,406,512)	(12,975,844)
From net realized gains	(86,078,261)	(39,594,390)

Total Distributions	(101,484,773)	(52,570,234)

CAPITAL SHARE TRANSACTIONS:
Shares sold	97,132,619	88,733,136
Shares issued in reinvestment of distributions	101,484,773	52,570,234
Shares redeemed	(148,254,499)	(171,564,029)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	50,362,893	(30,260,659)

Total Increase in Net Assets	3,803,043	43,344,580

NET ASSETS:
Beginning of year	503,127,144	459,782,564

End of year	$506,930,187	$503,127,144

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,691,840	7,368,293
Shares issued in reinvestment of distributions	8,714,354	4,238,956
Shares redeemed	(11,514,406)	(13,967,550)

Net Increase (Decrease)	4,891,788	(2,360,301)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014	2013	2012	2011(a)
Great-West American Century Growth Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$12.49	$10.78	$9.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04 (b)	0.06 (b)	0.08 (b)	0.03
Net realized and unrealized gain (loss)	1.37	3.08	1.28	(0.16)

Total From Investment Operations	1.41	3.14	1.36	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.35)	(0.13)	(0.03)
From net realized gains	(2.27)	(1.08)	(0.29)	–

Total Distributions	(2.68)	(1.43)	(0.42)	(0.03)

NET ASSET VALUE, END OF YEAR	$11.22	$12.49	$10.78	$9.84

TOTAL RETURN(c)	11.13%	29.40%	13.82%	(1.34%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$506,930	$503,127	$459,783	$406,294
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	(e)
Ratio of net investment income to average net assets	0.30%	0.51%	0.69%	0.56%	(e)
Portfolio turnover rate	120%	83%	89%	55%	(d)

(a)	The Fund’s inception date was June 16, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West American Century Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2014

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	503,695,871	$	—	$	—	$	503,695,871
Short Term Investments		—		7,554,408		—		7,554,408

Total Assets	$	503,695,871	$	7,554,408	$	0	$	511,250,279

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability

Annual Report - December 31, 2014

to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

		2014		2013
Ordinary income	$	15,406,512	$	12,975,844
Long-term capital gain		86,078,261		39,594,390

	$	101,484,773	$	52,570,234

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$13,870,967	$(13,870,967)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$	2,968,143
Undistributed long-term capital gains		9,400,075
Capital loss carryforwards		–
Post-October losses		–
Net unrealized appreciation		58,993,774

Tax composition of capital	$	71,361,992

Annual Report - December 31, 2014

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$	452,256,505

Gross unrealized appreciation on investments		65,555,654
Gross unrealized depreciation on investments		(6,561,880)

Net unrealized appreciation on investments	$	58,993,774

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with American Century Investment Management, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $607,406,847 and $662,254,100, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2014

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $7,370,614 and received collateral of $7,554,408 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 39% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West American Century Growth Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West American Century Growth Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director / Nominee	Other Directorships Held by Director/Nomi nee
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals		N/A
Interested Directors**
Name,	Position(s)	Term of	Principal	Number of	Other

Address, and Age	Held with Great-West Funds	Office and Length of Time Served	Occupation(s) During Past 5 Years	Funds in Fund Complex Overseen by Director	Directorships Held by Director
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Chairman, President & Chief Executive Officer, Director	Since 2008 (as Director) Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Robert K. Shaw	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior	Senior Vice President, Legal & Chief Compliance Officer, Financial Services, Great-West Life & Annuity Insurance Company and Great-	N/A	N/A

Village, CO 80111 1955		Vice President, Legal)

West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers	Chief Financial Officer &	Since 2008 (as Treasurer)	Vice President, Investment Operations, Great-West Life &	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1967	Treasurer	Since 2011 (as Chief Financial Officer)

Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Associate Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.            CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a)

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought

Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

      (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

      (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015